Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	EGA Emerging Global Shares Trust
Entity Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Aug. 26, 2015
Document Effective Date	Aug. 26, 2015
Prospectus Date	Aug. 26, 2015
EGShares EM Core ex-China ETF | EGShares EM Core ex-China ETF
Risk/Return:
Trading Symbol	XCEM